SUPPLEMENTAL FINANCIAL INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Research and Development Expense [Abstract]
Research and Development Expense	$ 102.5	$ 96.0	$ 98.6
Total software
Capitalized software costs
Software amortization expense from continuing operations	36.4	35.3	30.7
Total software | Other assets
Capitalized software costs
Cost	445.7	427.9
Accumulated Amortization	(293.1)	(264.6)
Software, net	$ 152.6	$ 163.3